Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing Method [Text Block]	The Board and Compensation Committee strive to grant annual equity awards to executives at the beginning of the fiscal year, based on prior year's performance, and to outside directors each year during the week following the Company’s Annual Stockholder Meeting upon the election of the directors for the coming year. The Board and Compensation Committee may also consider and approve interim or mid-year grants, from time to time based on business needs. The Board and Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Compensation Committee does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.